GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Other Intangible Assets
The following amounts were included in other intangible assets, net as of December 29, 2012 and December 31, 2011 (in thousands):

	2012		2011
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$3,730	$(3,366)	$6,439	$(5,125)
Customer relationships	8,860	(5,465)	8,860	(4,221)
Licensing agreements	4,589	(1,147)	4,589	(688)
Patents	3,250	(2,350)	3,155	(2,085)
Total	$20,429	$(12,328)	$23,043	$(12,119)

Estimated Useful Lives of Intangible Assets
Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Expected Amortization Expense
Amortization expense of intangibles totaled $2.9 million, $5.2 million and $6.9 million in 2012, 2011 and 2010, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2013	$2,170
2014	1,836
2015	1,612
2016	607
2017	459
Thereafter	1,417
Total	$8,101

Goodwill and Indefinite-Lived Intangible Assets
The changes in the net carrying amount of goodwill and indefinite-lived intangible assets for the years ended December 29, 2012 and December 31, 2011, are as follows (in thousands):

	Goodwill	Indefinite-Lived Intangible Assets
Balance as of December 25, 2010 and December 31, 2011	$154,702	$2,340
Acquisitions	2,514	-
Other	2,100	-

Balance as of December 29, 2012	$159,316	$2,340